Provisions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions
NOTE 29. PROVISIONS

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20
For Administrative, Disciplinary and Criminal Penalties	—	8,009
For Termination Benefits	262,846	333,315
Others	4,118,753	5,358,680

Total	4,381,599	5,700,004

Changes in the “Provisions” account for fiscal year 2021 are detailed in Schedule J.
See Note 46 for further details.